Note 15 - Fair value Measurement, Financial Assets and Liabilities at fair value on a recurring basis (Detail) (USD $) In Millions	Mar. 31, 2011
Assets
Marketable securities	$ 15,257
Foreign exchange derivatives (Note 2)	114
Commodity derivatives (Note 2)	144
Total assets	15,515
Liabilities
Commodity derivatives (Note 2)	(183)
Total liabilities	(183)
Level 1
Assets
Marketable securities	15,257
Foreign exchange derivatives (Note 2)	0
Commodity derivatives (Note 2)	107
Total assets	15,364
Liabilities
Commodity derivatives (Note 2)	(177)
Total liabilities	(177)
Level 2
Assets
Marketable securities	0
Foreign exchange derivatives (Note 2)	114
Commodity derivatives (Note 2)	9
Total assets	123
Liabilities
Commodity derivatives (Note 2)	(6)
Total liabilities	(6)
Level 3
Assets
Marketable securities	0
Foreign exchange derivatives (Note 2)	0
Commodity derivatives (Note 2)	28
Total assets	28
Liabilities
Commodity derivatives (Note 2)	0
Total liabilities	$ 0